Other Related Party Transactions - Non-Compete Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Expenses, related party	$ 84,797	$ 80,524	$ 290,748
Chief Executive Officer | Non-compete agreement
Related Party Transaction [Line Items]
Expenses, related party			$ 185,000
Expense paid inititally			50.00%
Expense paid in twelve equal monthly installments			50.00%
Chief Executive Officer | Reimbursement of legal expenses
Related Party Transaction [Line Items]
Expenses, related party			$ 1,500
Liability to related party			$ 1,500